Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Parent Company Balance Sheets
	December 31,	December 31,
	2024	2023
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$14,411,389	$14,979,793
Short-term investment	5,256,000	-
Other current asset	67,529	16,000
Other receivable - intercompany	2,219,790	3,309,212
Total current assets	21,954,708	18,305,005

OTHER ASSETS
Intangible assets	1,500,000	-
Investment in subsidiary	37,324,008	37,876,525
Total other assets	38,824,008	37,876,525

Total assets	$60,778,716	$56,181,530

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	$1,000,000	$1,062,484
Other payables and accrued liabilities	300,007	-
Other payables - intercompany	9,569,397	9,569,397
Total current liabilities	10,869,404	10,631,881

Total liabilities	10,869,404	10,631,881

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023, respectively	-	-
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 20,491,340 and 6,191,340 shares issued, 18,569,340 and 4,269,340 shares outstanding as of December 31, 2024 and 2023, respectively	5,118	1,543
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2024 and 2023, respectively	(481)	(481)
Additional paid-in capital	29,712,151	22,442,726
Statutory reserves	155,313	153,037
Retained earnings	22,252,747	24,688,559
Accumulated other comprehensive loss	(2,215,536)	(1,735,735)
Total shareholders’ equity	49,909,312	45,549,649

Total liabilities and shareholders’ equity	$60,778,716	$56,181,530

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the Years Ended December 31,
	2024	2023	2022

OPERATING EXPENSES:	$(1,579,979)	$(2,309,152)	$(2,869,077)

LOSS FROM OPERATIONS	(1,579,979)	(2,309,152)	(2,869,077)

OTHER (EXPENSE) INCOME	(853,557)	(1,289,328)	6,104,762

NET (LOSS) INCOME	(2,433,536)	(3,598,480)	3,235,686
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(479,801)	(560,679)	(2,273,012)
COMPREHENSIVE (LOSS) INCOME	$(2,913,337)	$(4,159,159)	$962,674

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2024	2023	2022

Net cash (used in) provided by operating activities	$(1,761,029)	$181,835	$(8,634,039)
Net cash (used in) investing activities	(5,756,000)	-	-
Net cash provided by financing activities	6,998,517	345,210	1,000,000
Effect of exchange rate on cash and cash equivalents	(49,892)	-	-
Net (decrease) increase in cash and cash equivalents	(568,404)	527,045	(7,634,039)
CASH AND CASH EQUIVALENTS, beginning of year	14,979,793	14,452,748	22,086,787
CASH AND CASH EQUIVALENTS, end of year	$14,411,389	$14,979,793	$14,452,748